CONTRACT COSTS, NET	12 Months Ended
Jun. 30, 2026
CONTRACT COSTS, NET
CONTRACT COSTS, NET

NOTE 9. CONTRACT COSTS, NET

Contract costs, net consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Party	RMB	RMB	US Dollars
Contract costs	¥57,093,826	¥27,389,416	$4,036,700
Allowance for credit losses	(3,546,418)	(2,329,768)	(343,365)
Total contract costs, net	¥53,547,408	¥25,059,648	$3,693,335

As of June 30, 2026, total contracts costs, net amounted to ¥25,059,648 ($3,693,335), of which 8.0%, or ¥2.0 million ($0.3 million) have been subsequently realized as the date of this report, and the remaining balance is expected to be utilized by June 2027.

Provision for credit losses of contract cost was ¥4,532,872 for the year ended June 30, 2024. Net recovery of provision for credit losses of contract cost was ¥4,079,681 for the year ended June 30, 2025. Net recovery of provision for credit losses of contract cost was ¥1,234,861 ($181,996) for the year ended June 30, 2026.

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Beginning balance	¥8,394,288	¥3,546,418	$522,677
Charge to (reversal of) allowance	(4,079,681)	(1,234,861)	(181,996)
Charge to (reversal of) sales	(768,189)	18,211	2,684
Ending balance	¥3,546,418	¥2,329,768	$343,365